UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC              May 14, 2012
   -----------------------            -------------              ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          113
                                         -----------

Form 13F Information Table Value Total:  $   132,355
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Exxon Mobil Corp.                           COM      30231G102       7,170      82,669 SH       SOLE                     SOLE
Pepsi Co                                    COM      713448108       5,789      87,243 SH       SOLE                     SOLE
Intel Corp                                  COM      458140100       4,886     173,782 SH       SOLE                     SOLE
General Electric Co.                        COM      369604103       4,794     238,884 SH       SOLE                     SOLE
Berkshire Hathaway B                        COM      084670702       3,966      48,874 SH       SOLE                     SOLE
iShares MSCI Emrg Mkt Fd                    COM      464287234       3,275      76,265 SH       SOLE                     SOLE
Wal-Mart Stores Inc                         COM      931142103       3,274      53,496 SH       SOLE                     SOLE
Microsoft Corp                              COM      594918104       3,182      98,664 SH       SOLE                     SOLE
Johnson & Johnson                           COM      478160104       3,175      48,141 SH       SOLE                     SOLE
Cisco Systems Inc                           COM      17275R102       3,168     149,779 SH       SOLE                     SOLE
Lowes Companies Inc                         COM      548661107       3,107     100,197 SH       SOLE                     SOLE
Procter & Gamble                            COM      742718109       2,955      43,973 SH       SOLE                     SOLE
McDonalds Corp                              COM      580135101       2,569      26,186 SH       SOLE                     SOLE
Sysco Corp                                  COM      871829107       2,435      81,559 SH       SOLE                     SOLE
Qualcomm Inc                                COM      747525103       2,305      33,860 SH       SOLE                     SOLE
Emerson Electric                            COM      291011104       2,195      42,072 SH       SOLE                     SOLE
Streettracks Gold TRUST                     COM      78463V107       2,138      13,190 SH       SOLE                     SOLE
Automatic Data Processing                   COM      053015103       2,137      38,714 SH       SOLE                     SOLE
Wells Fargo & Co New                        COM      949746101       2,051      60,070 SH       SOLE                     SOLE
Apple Computer Inc                          COM      037833100       2,008       3,583 SH       SOLE                     SOLE
General Mills Inc                           COM      370334104       2,004      50,788 SH       SOLE                     SOLE
Baxter International Inc                    COM      071813109       1,990      33,282 SH       SOLE                     SOLE
Lincoln National Corp                       COM      534187109       1,896      71,936 SH       SOLE                     SOLE
Stryker                                     COM      863667101       1,827      32,929 SH       SOLE                     SOLE
E M C Corp Mass                             COM      268648102       1,821      60,929 SH       SOLE                     SOLE
ConocoPhillips Common Stock                 COM      20825C104       1,794      23,607 SH       SOLE                     SOLE
Sigma Aldrich Corp                          COM      826552101       1,742      23,844 SH       SOLE                     SOLE
Walt Disney Co                              COM      254687106       1,571      35,888 SH       SOLE                     SOLE
Intl Business Machines                      COM      459200101       1,543       7,397 SH       SOLE                     SOLE
Deere & Co                                  COM      244199105       1,466      18,124 SH       SOLE                     SOLE
Tractor Supply Company                      COM      892356106       1,331      14,700 SH       SOLE                     SOLE
Corning Inc                                 COM      219350105       1,229      87,270 SH       SOLE                     SOLE
UnitedHealth Group Inc Com                  COM      91324P102       1,199      20,346 SH       SOLE                     SOLE
Amgen, Inc.                                 COM      031162100       1,185      17,427 SH       SOLE                     SOLE
iShares GS$ Investor Corp                   COM      464287242       1,177      10,180 SH       SOLE                     SOLE
Vanguard Bond Index Fund                    COM      921937827       1,165      14,392 SH       SOLE                     SOLE
Cullen Frost Bankers                        COM      229899109       1,155      19,842 SH       SOLE                     SOLE
Abbott Laboratories                         COM      002824100       1,127      18,396 SH       SOLE                     SOLE
Blackrock Global Energy                     COM      09250U101       1,102      42,054 SH       SOLE                     SOLE
Verizon Communications Inc Com              COM      92343V104       1,075      28,126 SH       SOLE                     SOLE
Vanguard Emerging Markets                   COM      922042858       1,028      23,643 SH       SOLE                     SOLE
BB&T Corporation                            COM      054937107       1,007      32,085 SH       SOLE                     SOLE
iShares Barclay Tips                        COM      464287176       1,006       8,550 SH       SOLE                     SOLE
Oracle Corporation                          COM      68389X105         929      31,873 SH       SOLE                     SOLE
Coach Inc                                   COM      189754104         875      11,323 SH       SOLE                     SOLE
iShares CEF Real Estate                     COM      464287739         857      13,760 SH       SOLE                     SOLE
Pfizer Incorporated                         COM      717081103         835      36,854 SH       SOLE                     SOLE
Ishares Russell Midcap                      COM      464287499         784       7,085 SH       SOLE                     SOLE
Autodesk Inc                                COM      052769106         781      18,449 SH       SOLE                     SOLE
Celgene Corp                                COM      151020104         778      10,034 SH       SOLE                     SOLE
Nike Inc Class B                            COM      654106103         774       7,136 SH       SOLE                     SOLE
Adobe Systems Inc                           COM      00724F101         741      21,610 SH       SOLE                     SOLE
Target Corporation                          COM      87612E106         734      12,589 SH       SOLE                     SOLE
Nordstrom Inc                               COM      655664100         720      12,920 SH       SOLE                     SOLE
Bed Bath & Beyond                           COM      075896100         719      10,937 SH       SOLE                     SOLE
Exelon Corporation                          COM      30161N101         704      17,964 SH       SOLE                     SOLE
Amern Tower Corp Class A                    COM      03027X100         692      10,985 SH       SOLE                     SOLE
United Parcel Svc Inc CL B                  COM      911312106         684       8,472 SH       SOLE                     SOLE
Colgate-Palmolive Co                        COM      194162103         683       6,982 SH       SOLE                     SOLE
Costco Whsl Corp New                        COM      22160K105         674       7,428 SH       SOLE                     SOLE
JP Morgan Chase & Co                        COM      46625H100         674      14,655 SH       SOLE                     SOLE
ChevronTexaco Corp.                         COM      166764100         673       6,279 SH       SOLE                     SOLE
Whole Foods Market Inc                      COM      966837106         652       7,839 SH       SOLE                     SOLE
Johnson Controls Inc                        COM      478366107         647      19,906 SH       SOLE                     SOLE
Darden Restaurants Inc                      COM      237194105         641      12,535 SH       SOLE                     SOLE
Cf Industries Holdings                      COM      125269100         590       3,230 SH       SOLE                     SOLE
iShares S&P North Amer Natural              COM      464287374         577      14,627 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     COM      464288646         568       5,409 SH       SOLE                     SOLE
iShares Russell 2000                        COM      464287655         548       6,612 SH       SOLE                     SOLE
Heinz H J Co Com                            COM      423074103         522       9,750 SH       SOLE                     SOLE
Duke Energy Corporation                     COM      26441C105         519      24,682 SH       SOLE                     SOLE
Freeport-McMoran Copper & Gold B            COM      35671D857         504      13,240 SH       SOLE                     SOLE
Nuveen Quality Preferred Income             COM      67072C105         499      57,895 SH       SOLE                     SOLE
Vanguard Short Term Corporate Bond ETF      COM      92206C409         498       6,300 SH       SOLE                     SOLE
Bank of America Corp.                       COM      060505104         493      51,465 SH       SOLE                     SOLE
Progress Energy                             COM      743263105         466       8,774 SH       SOLE                     SOLE
Pimco Exch Traded Fund                      COM      72201R833         466       4,610 SH       SOLE                     SOLE
Vanguard Intl Eqty Index                    COM      922042775         453      10,250 SH       SOLE                     SOLE
Partnerre Ltd 6.75% Ser C Cum               PFD      G6852T204         445      17,788 SH       SOLE                     SOLE
Swiss Helvetia Fund                         COM      870875101         426      37,994 SH       SOLE                     SOLE
iShares MSCI EAFE Fd                        COM      464287465         423       7,711 SH       SOLE                     SOLE
Barclays Bank                               PFD      06739H776         421      17,000 SH       SOLE                     SOLE
Gabelli Divid & Incm Pfd                    PFD      345395206         418      16,377 SH       SOLE                     SOLE
3M Company                                  COM      88579Y101         416       4,667 SH       SOLE                     SOLE
iShares Lehman US Aggregate BD              COM      464287226         411       3,739 SH       SOLE                     SOLE
United Technologies                         COM      913017109         385       4,647 SH       SOLE                     SOLE
iShares Lehman 20 yr Trea                   COM      464287432         370       3,300 SH       SOLE                     SOLE
Philip Morris Intl                          COM      718172109         369       4,164 SH       SOLE                     SOLE
Clorox Company                              COM      189054109         366       5,326 SH       SOLE                     SOLE
Kimberly-Clark Corp                         COM      494368103         354       4,789 SH       SOLE                     SOLE
Streettracks Series Trust SPDR              COM      78464A722         353       6,177 SH       SOLE                     SOLE
Clough Global Oppty Fd                      COM      18914E106         283      24,050 SH       SOLE                     SOLE
iShares 1-3 yr Treasury Bond                COM      464287457         282       3,340 SH       SOLE                     SOLE
Altria Group Inc Com                        COM      02209S103         281       9,106 SH       SOLE                     SOLE
Vanguard Specialized Portfol C              COM      921908844         281       4,800 SH       SOLE                     SOLE
Spectra Energy Corp                         COM      847560109         268       8,481 SH       SOLE                     SOLE
Transocean, Inc.                            COM      H8817H100         266       4,855 SH       SOLE                     SOLE
Omnicom Group Inc                           COM      681919106         253       5,000 SH       SOLE                     SOLE
General Elec Cap Corp                       COM      369622519         245       9,650 SH       SOLE                     SOLE
ADR Sanofi-Aventis Spons.                   COM      80105N105         238       6,150 SH       SOLE                     SOLE
Nestle S A Reg B Adr                        COM      641069406         230       3,662 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     COM      464288638         229       2,105 SH       SOLE                     SOLE
Vanguard Intermediate Term Bon              COM      921937819         229       2,630 SH       SOLE                     SOLE
AT&T Inc Com                                COM      00206R102         225       7,208 SH       SOLE                     SOLE
Scana Corporation New                       COM      80589M102         224       4,911 SH       SOLE                     SOLE
iShares Cohen & Steer                       COM      464287564         222       2,900 SH       SOLE                     SOLE
Western Asset/Claymore TIPS Fund 2          COM      95766R104         221      17,300 SH       SOLE                     SOLE
Nfj Dividend Interest Fd                    COM      65337H109         216      12,100 SH       SOLE                     SOLE
Unilever N V Ny Shs Newf                    COM      904784709         211       6,200 SH       SOLE                     SOLE
Vanguard Scottsdale Etf                     COM      92206C102         207       3,400 SH       SOLE                     SOLE
Home Depot Inc                              COM      437076102         207       4,106 SH       SOLE                     SOLE
Franklin Street Properties                  COM      35471R106         206      19,396 SH       SOLE                     SOLE
Schlumberger, Ltd.                          COM      806857108         201       2,875 SH       SOLE                     SOLE